COVER LETTER

May 24, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Core Bond Fund and MassMutual Premier Balanced Fund, dated February 1, 2019, as filed under Rule 497(e) on May 13, 2019. The purpose of this filing is to submit the 497(e) filing dated May 13, 2019 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Premier Funds